Income taxes - Movement for Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance	$ (1,205)	$ (14,299)
Statement of income (loss)	(1,706)	(12,971)
Translation adjustment	(980)
Business combination	(19,684)
Equity		(1,533)
Other comprehensive income		1,656
Deferred tax assets (liability), ending balance	(23,574)	(1,205)
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance		510
Statement of income (loss)	937	510
Translation adjustment	(8)
Deferred tax assets (liability), ending balance	929
Deferred and restricted share units
Reconciliation of changes in deferred tax liability (asset) [abstract]
Statement of income (loss)	56
Translation adjustment	(2)
Business combination	(25)
Deferred tax assets (liability), ending balance	29
Other assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Statement of income (loss)	5,053
Translation adjustment	116
Business combination	3,040
Deferred tax assets (liability), ending balance	8,209
Share and debt issue expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance		1,505
Statement of income (loss)		(28)
Equity		(1,533)
Investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance	(1,205)	(8,126)
Statement of income (loss)	1,205	(5,265)
Other comprehensive income		1,656
Deferred tax assets (liability), ending balance		(1,205)
Stream interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Statement of income (loss)	(6,429)
Translation adjustment	(1,040)
Business combination	(21,354)
Deferred tax assets (liability), ending balance	(28,823)
Property, Plant, & Equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Statement of income (loss)	(2,528)
Translation adjustment	(44)
Business combination	(1,301)
Deferred tax assets (liability), ending balance	(3,873)
Exploration and evaluation assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets (liability), beginning balance		(8,188)
Statement of income (loss)		$ (8,188)
Other Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Translation adjustment	(2)
Business combination	(43)
Deferred tax assets (liability), ending balance	$ (45)